Redeemable Convertible Preferred Stock	6 Months Ended
Jun. 30, 2021
Humacyte, Inc.
Redeemable Convertible Preferred Stock

7. Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock and Preferred Stock Terms

The Company has outstanding series A redeemable convertible preferred stock, series B redeemable convertible preferred stock, series C redeemable convertible preferred stock and series D redeemable convertible preferred stock, which are collectively referred to as “redeemable convertible preferred stock.” The series A redeemable convertible preferred stock, series B redeemable convertible preferred stock and series C redeemable convertible preferred stock are individually and collectively referred to as “junior” series of preferred stock.

As of December 31, 2019, December 31, 2020, June 30, 2020 (unaudited) and June 30, 2021 (unaudited), redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

	Redeemable	Redeemable
	Convertible	Convertible
	Preferred	Preferred Stock
	Stock	Issued and	Carrying	Liquidation	Issuance
	Authorized	Outstanding	Value	Preference	Price
Series A redeemable convertible preferred stock	70,152,805	70,152,805	$74,079	$74,079	$1.05596
Series B redeemable convertible preferred stock	91,919,158	91,919,158	127,358	136,500	$1.485
Series C redeemable convertible preferred stock	42,808,219	42,808,208	70,704	75,000	$1.752
Series D redeemable convertible preferred stock	60,216,780	60,216,780	148,848	150,000	$2.491
	265,096,962	265,096,951	$420,989	$435,579

In connection with the series D redeemable convertible preferred stock financing, the Company granted Fresenius Medical Care the right to purchase up to an aggregate of $30.0 million of its common stock in a private placement effected concurrently with its initial public offering at a price per share equal to the initial public offering price. See Note 13: Related Party Transactions for further discussion of the Company’s relationship with Fresenius Medical Care.

Election of Directors

The holders of the series A redeemable convertible preferred stock and the series B redeemable convertible preferred stock may designate one individual and two individuals, respectively, to the Board of Directors. The holders of the series C redeemable convertible preferred stock may designate one individual to the Board of Directors and Fresenius Medical Care may designate one representative to attend, in a non-voting observer capacity, all meetings of the Company’s Board of Directors.

Conversion to Common Stock

Each share of redeemable convertible preferred stock is convertible, at the option of the holder thereof, into that number of the fully paid and nonassessable shares of common stock determined by dividing the original issue price for the relevant shares by the conversion price. Each share of redeemable convertible preferred stock will automatically be converted into that number of fully-paid, nonassessable shares of common stock at the then effective conversion rate for such shares (i) immediately prior to the closing of a firm commitment underwritten public offering on the New York Stock Exchange or a Nasdaq market pursuant to an effective registration statement filed under the Securities Act of 1933, as amended, if the offering price is not less than $2.7401 per share (as adjusted for any stock dividend, stock split, combination of shares, reorganization, recapitalization, reclassification or other similar event) and the aggregate gross proceeds to the Company are not less than $100.0 million (before deduction of commissions and expenses), (ii) with respect to the series C redeemable convertible preferred stock, series B redeemable convertible preferred stock and series A redeemable convertible preferred stock, upon the receipt by the Company of a written request for such conversion from the holders of at least 60% of such series of redeemable convertible preferred stock then outstanding and at least 60% of the then outstanding shares of series C redeemable convertible preferred stock or (iii) with respect to the series D redeemable convertible preferred stock, upon the receipt by the Company of a written request for such conversion from the holders of a majority of the then outstanding shares of series D redeemable convertible preferred stock.

The following are the conversion prices for each series of the redeemable convertible preferred stock as of December 31, 2020 and June 30, 2021 (unaudited):

Series	Conversion Price
Series A redeemable convertible preferred stock	$1.05596
Series B redeemable convertible preferred stock	$1.485
Series C redeemable convertible preferred stock	$1.752
Series D redeemable convertible preferred stock	$2.491

These conversion prices are subject to adjustment from time to time including for certain share issuances made without consideration or for consideration less than the then applicable conversion price of a series of redeemable convertible preferred stock, dividends, stock splits, and combinations. As of December 31, 2020 and June 30, 2021 (unaudited), each series of redeemable convertible preferred stock is convertible on a one-for-one basis.

The series A, series B, series C and series D redeemable convertible preferred stock includes an anti-dilution feature that adjusts the conversion price, in certain scenarios, if the Company sells shares at a price below the stated conversion price. The anti-dilution provision is considered a contingent beneficial conversion feature. Due to the inability of the Company to determine the price of the shares sold, the Company is unable to determine the number of shares that the holder would receive if the contingency occurs. Therefore, the beneficial conversion feature is not recognized until the contingent event occurs.

Dividends

Any dividends on the redeemable convertible preferred stock are not cumulative. The holders of the redeemable convertible preferred stock are entitled to receive dividends pro rata with the holders of common stock on an as-converted basis, when and if declared and paid by the Board of Directors, out of any assets at the time legally available. Any declared and unpaid dividends on the redeemable convertible preferred stock are payable upon certain voluntary or involuntary acquisition or sale transactions or the liquidation, dissolution or winding up of the Company as described below under “Liquidation,” and no dividends may be made with respect to the common stock unless all dividends declared on the redeemable convertible preferred stock have been paid or set aside for payment.

Liquidation

In the event of certain voluntary or involuntary acquisition or sale transactions or upon the liquidation, dissolution or winding up of the Company, each, a Reorganization, in which the holders of the series D redeemable convertible preferred stock receive less than $2.491 per share plus any declared but unpaid dividends, referred to as the Series D Liquidation Preference, or such lesser amount approved in writing by the holders of a majority of the then outstanding series D redeemable convertible preferred stock, the series D stockholders will receive the series D liquidation preference before the holders of the series C, series B, series A redeemable convertible preferred stock or common stockholders would receive any proceeds relating to such Reorganization, and the entire assets of the Company available for distribution would be distributed pro rata among holders of the series D redeemable convertible preferred stock. In the event that, after the payment to the holders of the series D redeemable convertible preferred stock, the holders of the series C redeemable convertible preferred stock would receive less than $1.752 per share plus any declared but unpaid dividends or such lesser amount approved by the holders of at least 80% of the then outstanding series C redeemable convertible preferred stock, the entire remaining assets of the Company available for distribution would be distributed pro rata among holders of the series C redeemable convertible preferred stock. In the event that, after the payment to the holders of the series D redeemable convertible preferred stock and series C redeemable convertible preferred stock, the holders of the series B redeemable convertible preferred stock would receive less than $1.485 per share plus any declared but unpaid dividends or such lesser amount approved by the holders of a majority of the then outstanding series B redeemable convertible preferred stock, the entire remaining assets of the Company available for distribution would be distributed pro rata among holders of the series B redeemable convertible preferred stock. However, in the event of any Reorganization, if the holders of the series D redeemable convertible preferred stock, series C redeemable convertible preferred stock or series B redeemable convertible preferred stock would receive less than 1.25 times their respective liquidation preference per share, the holders of each such series will be entitled to receive, in preference to any distribution of assets to the holders of any junior series, an amount per share equal to 1.25 times such liquidation preference.

In the event that, after the payment to the holders of the series D redeemable convertible preferred stock, series C redeemable convertible preferred stock and series B redeemable convertible preferred stock described above, the holders of the series A redeemable convertible preferred stock would receive less than $1.05596 per share plus any declared but unpaid dividends or such lesser amount approved by the holders of a majority of the then outstanding series A redeemable convertible preferred stock, the entire remaining assets of the Company available for distribution would be distributed pro rata among holders of the series A redeemable convertible preferred stock. After payment to the holders of preferred stock, the remaining assets of the Company available for distribution would be distributed pro rata among the holders of preferred stock and common stock with the preferred stock being treated as if they had been converted to common stock at the then applicable conversion rate.

Voting

Except as provided in the Company’s certificate of incorporation and as required by law, the holders of the redeemable convertible preferred stock vote with the holders of common stock on an as-converted basis. Preferred stockholders will generally vote together with the holders of common stock as a single class but also have class vote approval rights as provided by law and others as specified in the Company’s certificate of incorporation.

Redemption and Balance Sheet Classification

In accordance with the Company’s accounting policy, the series A, series B, series C and series D redeemable convertible preferred stock was classified as temporary equity due to the fact that liquidation is not solely within the control of the Company. As of December 31, 2020 and June 30, 2021 (unaudited), liquidation of the series A, series B, series C and series D redeemable convertible preferred stock was not probable because the change in control events (acquisition, sale or asset transfer) that would lead to liquidation are contingent upon events that have not yet occurred and are not considered probable at this time. The Company has not adjusted the carrying value of the redeemable convertible preferred stock to its liquidation preference because a deemed liquidation event obligating the Company to pay the liquidation preference to holders of shares of redeemable convertible preferred stock is not probable of occurring. Subsequent adjustments of the carrying values to the liquidation preference will be made only when it becomes probable that such a deemed liquidation event will occur.